RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Trade accounts receivable	$ 246	$ 139
Trade accounts payable	38	48
Revenues	1,240	769	$ 618
Purchases, general and administrative expenses	$ 489	$ 550	$ 433